Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED MUNICIPAL SECURITIES INCOME TRUST
Prospectus Date	rr_ProspectusDate	Jun. 11, 2013
Document Creation Date	dei_DocumentCreationDate	Jun. 11, 2013